Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

The Company’s Long-term debt is recorded at amortized cost. The carrying value and fair value of such Long-term debt is as follows (in thousands):

	DECEMBER 31, 2012		DECEMBER 31, 2011
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Term Credit Agreement	$100,000	$100,000	$100,000	$100,000
Convertible Notes	338,753	332,003	324,338	287,505

Total	438,753	432,003	424,338	387,505
Less: Current portion recorded in Accrued expenses and other liabilities	50,000	50,000	—	—

Total Long-term debt	$388,753	$382,003	$424,338	$387,505

Recorded Expenses with Respect to Long-Term Debt
The Company recorded expenses with respect to the Long-term debt as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest expense	$30,340	$27,801	$19,646
Amortization of debt issuance cost (1)	3,041	2,413	1,347
Commitment fee (1)	526	255	—

Total	$33,907	$30,469	$20,993

(1)	Included in Other expense.